Intangible assets	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Intangible assets	Intangible assets
2022

	Acquired software technologies	Customer relationships	Total
	$	$	$

Cost

As at March 31, 2021	72,884	220,090	292,974
Acquired through business combinations	141,200	127,600	268,800
Exchange differences	(503)	(1,734)	(2,237)
As at March 31, 2022	213,581	345,956	559,537

Accumulated amortization

As at March 31, 2021	30,640	27,841	58,481
Amortization	36,700	55,112	91,812
Exchange differences	(65)	(259)	(324)
As at March 31, 2022	67,275	82,694	149,969

Net book value as at March 31, 2022	146,306	263,262	409,568
2021

	Acquired software technologies	Customer relationships	Total
	$	$	$

Cost

As at March 31, 2020	39,591	50,470	90,061
Acquired through business combinations	31,700	165,499	197,199
Exchange differences	1,593	4,121	5,714
As at March 31, 2021	72,884	220,090	292,974

Accumulated amortization

As at March 31, 2020	19,974	7,268	27,242
Amortization	10,242	19,886	30,128
Exchange differences	424	687	1,111
As at March 31, 2021	30,640	27,841	58,481

Net book value as at March 31, 2021	42,244	192,249	234,493